LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES
NOTE 13:-	LEASES

Disclosures for leases in which the Company acts as lessee:

The Company has entered into leases of buildings and motor vehicles which are used for the Company’s operations.

Leases of buildings have lease terms of between 6 and 11 years whereas leases of vehicles have lease terms of 3 years.

Some of the leases entered into by the Company include extension and/or termination options and variable lease payments.

a.	Information on leases:

	Year Ended December 31,
	2022	2021
Interest expense on lease liabilities	361	378
Expenses relating to short-term leases	25	25
Total cash outflow for leases	2,808	2,546

NOTE 13:-	LEASES (Cont.)

b	Lease extension and termination options:

The Company has leases that include extension and termination options. These options provide flexibility in managing the leased assets and align with the Company’s business needs.

The Company exercises significant judgement in deciding whether it is reasonably certain that the extension and termination options will be exercised.

The Company generally includes in the lease term the exercise of extension options existing in the lease agreements when it is reasonably certain that the extension option will be exercised. In these leases, the Company usually exercises the extension option to avoid a significant adverse impact to its operating activities in the event that an alternative asset is not available immediately upon termination of the noncancelable lease period.

In leases of motor vehicles, the Company does not include in the lease term the exercise of extension options since the Company does not ordinarily exercise options that extend the lease period beyond 5 years.

Lease terms that include termination options will include the period covered by the termination option when it is reasonably certain that the termination option will not be exercised.

Following are details of potential future undiscounted lease payments for periods covered by extension or termination options that were not included in the measurement of the Company’s lease liabilities:

	More than 5 years
	December 31,
	2022	2021
Lease payments applicable in extension option periods which as of the end of the reporting period are not reasonably certain to be exercised	2,472	2,665

NOTE 13:-	LEASES (Cont.)

c.	Disclosures in respect of right-of-use assets:

		Motor
	Buildings	vehicles	Total
Cost:
Balance as of January 1, 2022	16,089	1,078	17,167
Additions during the year:
New leases	950	475	1,425
Adjustments for indexation	266	30	296
Disposals	(55)	—	(55)
Currency translation differences	(1,406)	(134)	(1,540)

Balance as of December 31, 2022	15,844	1,449	17,293

Accumulated depreciation:
Balance as of January 1, 2022	3,384	770	4,154
Additions during the year:
Depreciation and amortization	2,248	321	2,569
Disposals	(29)	—	(29)
Currency translation differences	(345)	(94)	(439)

Balance as of December 31, 2022	5,258	997	6,255

Depreciated cost at December 31, 2022	10,586	452	11,038

		Motor
	Buildings	vehicles	Total
Cost:
Balance as of January 1, 2021	12,989	1,105	14,094
Additions during the year:
Initially consolidated company	3,532	—	3,532
New leases	33	79	112
Adjustments for indexation	89	—	89
Disposals	—	(120)	(120)
Currency translation differences	(554)	14	(540)

Balance as of December 31, 2021	16,089	1,078	17,167

Accumulated depreciation:
Balance as of January 1, 2021	1,802	436	2,238
Additions during the year:
Depreciation and amortization	1,652	396	2,048
Disposals	—	(78)	(78)
Currency translation differences	(70)	16	(54)

Balance as of December 31, 2021	3,384	770	4,154

Depreciated cost at December 31, 2021	12,705	308	13,013